Basis of Presentation and Consolidation	6 Months Ended
Sep. 30, 2022
Basis of Presentation and Consolidation [Abstract]
BASIS OF PRESENTATION AND CONSOLIDATION
2.	BASIS OF PRESENTATION AND CONSOLIDATION

2.1)	Principles of Presentation

The condensed consolidated financial statements of the Company have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). This basis of accounting involves the application of accrual accounting and consequently, revenue and gains are recognized when earned, and expenses and losses are recognized when incurred. The Company’s condensed consolidated financial statements are expressed in U.S. dollars (“US$”).

These condensed consolidated financial statements are unaudited and should be read in conjunction with the audited consolidated financial statements included in the Company’s annual report on Form 20-F for the year ended March 31, 2022, filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2023. Certain disclosures included in the annual financial statements have been condensed or omitted from these condensed consolidated financial statements as they are not required for interim financial statements under IAS and the rules of the SEC.

These condensed consolidated financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. These adjustments are of a normal, recurring nature. Interim period operating results may not be indicative of the operating results for a full year.

The Company has disclosed its condensed consolidated financial statements under International Financial Reporting Standards (“IFRS”) for the six months ended September 30, 2022 and 2021. The latest consolidated financial statements under generally accepted accounting principles (U.S. GAAP) were prepared for the year ended March 31, 2021, and the date of transition to IFRS is April 1, 2020. The comparative amounts for the six months ended September 30, 2021 has been restated.

2.2)	Recent Accounting Pronouncements

There were no recent accounting pronouncements adopted by the Company.